Long-Term Debt - Maturities of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 34,789
2017	61,899
2018	21,057
2019	7,865
2020	16,308
2021 and thereafter	198,529
Total long-term debt	$ 340,447	$ 403,254